Subsequent Events (Narrative) (Detail) (USD $)		1 Months Ended		1 Months Ended			1 Months Ended
	Apr. 19, 2011	Apr. 09, 2012 Acquisition Segment acre	May 17, 2012 Acquisition	Apr. 30, 2012 Acquisition Bridge Loans	May 17, 2012 Acquisition Senior Notes	May 31, 2012 Acquisition Senior Notes	May 17, 2012 Private Placement Senior Notes	Jul. 03, 2012 Crossroads Natural Gas Gathering System mi MMcf	Jul. 03, 2012 Crossroads Natural Gas Gathering System Natural Gas Liquids Reserves [Member] mi
Subsequent Event [Line Items]
Purchase price payable		$ 1,000,000,000
Cash consideration paid for Chief		800,000,000	850,000,000
Purchase price payable, new class of limited partners		200,000,000	191,300,000
Number of natural gas gathering systems own and operate		300,000
Measurement of area served		6
Value of agreement to sell limited partners unit		400,000,000
Value of agreement to sell common units		180,000,000
Borrowing, maximum amount	1,200,000,000			220,000,000
Debt maturity date				Aug. 09, 2012			Jun. 01, 2020
Debt interest rate						8.375%	8.375%
Issuance of senior notes							600,000,000
Percentage of notes principal amount							100.00%
Proceeds from issuance of senior notes					250,000,000
Sale of Crossroads natural gas								$ 63,000,000
Gas pipeline								8	20
Cryogenic processing plant capacity								80
Ownership in an approximately 11-mile gas pipeline								50.00%
Length of gas pipeline								11